SHAREHOLDERS' EQUITY (Details 5) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Options
Options exercisable, End of year (in shares)	5,748,000
Weighted Average Exercise Price
Options exercisable, End of year (in dollars per share)	20.99
Amount of share based compensation expense of non-vested options not yet recognized	11,623,000
Stock Option Plan
Number of Options
Options outstanding, Beginning of year (in shares)	13,414,000
Exercised (in shares)	(1,944,000)
Forfeited (in shares)	(641,000)
Expired (in shares)	(461,000)
Options outstanding, End of year (in shares)	10,368,000	13,414,000
Options exercisable, End of year (in shares)	5,748,000
Weighted Average Exercise Price
Options outstanding, Beginning of year (in dollars per share)	18.65
Exercised (in dollars per share)	16.12
Forfeited (in dollars per share)	19.60
Expired (in dollars per share)	27.84
Options outstanding, End of year (in dollars per share)	18.65	18.65
Options exercisable, End of year (in dollars per share)	20.99
Weighted average remaining contractual term	3 years 11 months 9 days
Aggregate intrinsic value (in dollars)	0	5,200,000	0
Total intrinsic value of options exercised (in dollars)	13,400,000	2,700,000	300,000
Amount of share based compensation expense of non-vested options not yet recognized	1,100,000
Weighted-average period for recognition of share-based compensation expense related to non-vested options	9 months 18 days